Shareholder Report, Line Graph (Details) 195906_LoCorr Strategic Allocation Fund_Class A_TSR Annual {Class A} - USD ($)		12 Months Ended
	Jan. 08, 2025	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	$ 9,425	$ 9,838
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 11,712
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Total Return Index
Accumulated Value	$ 10,000	$ 10,410